Hartford Small Company HLS Fund Annual Fund Operating Expenses - Hartford Small Company HLS Fund	Dec. 31, 2025
IA
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.76%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.81%
IB
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.76%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	1.06%